Explanation of initial application of IFRS 9 (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IFRS 9	₩ 16,018,152
Amount based on IAS 39	16,018,152
Financial assets at FVTPL [Member] | FVTPL [Member]
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IFRS 9	111,512
Amount based on IAS 39	111,512
Loans and receivables [Member]
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IAS 39	15,203,663
Loans and receivables [Member] | Amortized cost [Member]
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IFRS 9	14,412,339
Loans and receivables [Member] | FVTPL [Member]
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IFRS 9	791,324
Available-for-sale financial assets [Member]
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IAS 39	699,833
Available-for-sale financial assets [Member] | FVOCI [Member]
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IFRS 9	476,941
Available-for-sale financial assets [Member] | FVTPL [Member]
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IFRS 9	222,892
Held-to-maturity investments [Member] | Amortized cost [Member]
Disclosure of Explanation of initial application of IFRS 9 [Line Items]
Amount based on IFRS 9	3,144
Amount based on IAS 39	₩ 3,144